Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Lease liabilities [abstract]
Schedule of Operating Lease Liabilities
	Six months ended	Year ended
	June 30, 2020	December 31, 2019
	$	$
Balance – Beginning of period	903	1,522
Interest paid as charged to comprehensive income (loss) as other finance costs	(15)	(66)
Payment against lease liabilities	(199)	(614)
Modification of lease liability	(463)	—
Impact of foreign exchange rate changes	(4)	61
Balance – End of period	222	903
Current lease liabilities	119	648
Non-current lease liabilities	103	255